Investment Objectives and Goals - Tradr 2X Long XNDU Daily ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Long XNDU Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Long XNDU Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Xanadu Quantum Technologies, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single-trading day.